AMBRUS CORE BOND FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Par Value	Value
U.S. TREASURY OBLIGATIONS — 41.6%
United States Treasury Bonds,
1.75%, 8/15/41	$ 5,875,000	$ 3,811,521
1.375%, 8/15/50	12,000,000	5,867,109
United States Treasury Floating Rate Notes, 4.521%, 1/31/26(a)	17,750,000	17,769,697
United States Treasury Notes,
1.50%, 2/15/25	10,610,000	10,573,153
4.25%, 5/31/25	21,600,000	21,596,696
4.125%, 6/15/26	27,750,000	27,705,557
4.00%, 12/15/27	41,000,000	40,681,289
4.125%, 11/30/31	32,000,000	31,322,500
4.25%, 11/15/34	7,000,000	6,820,078
U.S. TREASURY OBLIGATIONS (Cost $165,955,857)		166,147,600
CORPORATE BONDS — 38.9%
Communications — 1.5%
AT&T, Inc., 7.125%, 12/15/31	500,000	544,347
Paramount Global, 5.50%, 5/15/33	1,500,000	1,400,033
Verizon Communications, Inc., 5.885%, 5/15/25(a)	1,000,000	1,002,223
Warnermedia Holdings, Inc., 4.279%, 3/15/32	3,500,000	3,086,156
		6,032,759
Consumer Discretionary — 6.6%
BorgWarner, Inc., 4.95%, 8/15/29	1,000,000	995,516
Brunswick Corp., 2.40%, 8/18/31	1,500,000	1,230,095
Choice Hotels International, Inc., 3.70%, 12/1/29	2,000,000	1,857,562
Darden Restaurants, Inc., 6.30%, 10/10/33	1,900,000	1,995,277
Genuine Parts Co., 4.95%, 8/15/29	500,000	498,036
Genuine Parts Co., 1.875%, 11/1/30	500,000	417,986
Hasbro, Inc., 6.05%, 5/14/34	1,000,000	1,005,156
Hyundai Capital America, 4.75%, 9/26/31	2,000,000	1,925,001
Leggett & Platt, Inc., 4.40%, 3/15/29	3,500,000	3,277,541
LKQ Corp., 6.25%, 6/15/33	1,000,000	1,032,211
Masco Corp., 3.50%, 11/15/27	1,000,000	964,316
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,052,921
PVH Corp., 4.625%, 7/10/25	2,000,000	1,990,850
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Discretionary — (Continued)
Ralph Lauren Corp., 3.75%, 9/15/25	$1,010,000	$ 1,002,516
Tapestry, Inc., 3.05%, 3/15/32	2,150,000	1,833,479
Toyota Motor Credit Corp., 5.05%, 5/16/29	2,000,000	2,014,775
VF Corp., 6.00%, 10/15/33	2,500,000	2,404,521
Whirlpool Corp., 5.75%, 3/1/34	1,000,000	982,494
		26,480,253
Consumer Staple Products — 1.9%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,086,030
J M Smucker Co. (The), 6.20%, 11/15/33	650,000	686,286
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,275,215
Philip Morris International, Inc., 3.375%, 8/11/25	3,000,000	2,977,055
Tyson Foods, Inc., 5.70%, 3/15/34	500,000	507,058
		7,531,644
Energy — 2.6%
Cheniere Energy Partners LP, 5.95%, 6/30/33	1,000,000	1,024,925
Devon Energy Corp., 5.20%, 9/15/34	1,000,000	950,958
Equinor ASA, 3.625%, 9/10/28	2,000,000	1,936,749
Helmerich & Payne, Inc., 2.90%, 9/29/31	2,500,000	2,080,985
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,693,455
Phillips 66 Co., 5.25%, 6/15/31	1,000,000	1,003,471
Tosco Corp., 7.80%, 1/1/27	500,000	527,864
Valero Energy Corp., 2.85%, 4/15/25	1,000,000	993,409
		10,211,816
Financials — 9.9%
Air Lease Corp., 3.25%, 3/1/25	1,300,000	1,296,394
American Express Co., 5.188%, 11/4/26(a)	1,420,000	1,421,124
AmSouth Bancorp, 6.75%, 11/1/25	600,000	606,609
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	1,984,953
Bank of New York Mellon Corp. (The), 5.606%, 7/21/39	1,500,000	1,512,034

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	$1,300,000	$ 1,175,442
Capital One Financial Corp., 2.359%, 7/29/32	2,000,000	1,616,634
Carlyle Secured Lending, Inc., 6.75%, 2/18/30	1,000,000	1,021,117
Citibank NA, 5.57%, 4/30/34	2,000,000	2,023,706
Discover Financial Services, 7.964%, 11/2/34	2,000,000	2,287,208
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,010,094
Fiserv, Inc., 5.45%, 3/15/34	500,000	500,993
FS KKR Capital Corp., 6.125%, 1/15/30	1,000,000	999,841
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,233,903
Goldman Sachs Group, Inc. (The), 6.264%, 3/15/28(a)	500,000	512,106
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	988,550
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	843,918
JPMorgan Chase & Co., 5.646%, 2/24/28(a)	500,000	505,852
LPL Holdings, Inc., 6.00%, 5/20/34	3,000,000	3,057,072
Morgan Stanley, 4.35%, 9/8/26	800,000	794,374
Northern Trust Corp., 3.375%, 5/8/32	919,000	882,119
PNC Bank NA, 4.20%, 11/1/25	1,000,000	996,522
Prudential Financial, Inc., 6.50%, 3/15/54	4,150,000	4,278,820
Synchrony Financial, 3.70%, 8/4/26	1,050,000	1,027,829
Synchrony Financial, 2.875%, 10/28/31	2,325,000	1,930,102
US Bancorp, 4.653%, 2/1/29	1,000,000	990,354
Wells Fargo & Co., 3.584%, 5/22/28	300,000	290,811
Wells Fargo Bank NA, 6.50%, 12/1/28	1,000,000	1,047,948
Zions Bancorp NA, 3.25%, 10/29/29	1,315,000	1,173,882
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,511,114
		39,521,425
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — 3.3%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	$1,000,000	$ 871,254
Cigna Group (The), 3.25%, 4/15/25	2,890,000	2,876,499
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	2,100,000	1,856,715
GE HealthCare Technologies, Inc., 4.80%, 8/14/29	2,000,000	1,982,187
HCA, Inc., 5.45%, 4/1/31	500,000	499,248
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	500,000	499,480
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	1,000,000	968,943
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,000,000	2,177,358
UnitedHealth Group, Inc., 3.50%, 8/15/39	2,000,000	1,583,397
		13,315,081
Industrials — 4.5%
3M Co., 2.65%, 4/15/25	2,000,000	1,986,934
Boeing Co. (The), 3.25%, 2/1/35	6,000,000	4,790,809
IDEX Corp., 4.95%, 9/1/29	500,000	498,128
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,300,000	1,318,090
Northrop Grumman Systems Corp., 7.75%, 2/15/31	2,000,000	2,267,761
PACCAR Financial Corp., 4.60%, 1/10/28	1,000,000	998,107
RTX Corp., 2.375%, 3/15/32	1,500,000	1,246,673
Ryder System, Inc., 1.75%, 9/1/26	1,000,000	951,759
Ryder System, Inc., 5.375%, 3/15/29	500,000	506,569
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,558,499
United Airlines Pass Through Trust, 5.875%, 10/15/27	909,867	929,986
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,014,248
		18,067,563
Materials — 1.5%
Albemarle Corp., 5.05%, 6/1/32	2,325,000	2,214,638

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Huntsman International, LLC, 2.95%, 6/15/31	$3,000,000	$ 2,500,780
LYB International Finance III, LLC, 3.375%, 5/1/30	1,500,000	1,353,694
		6,069,112
Real Estate — 1.6%
American Tower Corp., REIT, 2.95%, 1/15/25	1,000,000	999,375
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	1,000,000	754,729
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,013,645
Jones Lang LaSalle, Inc., REIT, 6.875%, 12/1/28	825,000	874,398
Kilroy Realty LP, REIT, 2.50%, 11/15/32	1,000,000	777,359
Vornado Realty LP, REIT, 3.40%, 6/1/31	1,000,000	852,685
Weyerhaeuser Co., REIT, 7.375%, 3/15/32	1,050,000	1,168,322
		6,440,513
Technology — 3.4%
Arrow Electronics, Inc., 5.875%, 4/10/34	2,000,000	2,013,601
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	500,000	511,753
Concentrix Corp., 6.85%, 8/2/33	2,039,000	2,056,950
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	850,296
Intel Corp., 3.90%, 3/25/30	2,000,000	1,876,182
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,500,000	1,561,526
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,624,314
Motorola Solutions, Inc., 2.30%, 11/15/30	1,500,000	1,285,753
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	652,648
		13,433,023
Utilities — 2.1%
AES Corp. (The), 6.95%, 7/15/55	1,000,000	978,684
Dominion Energy, Inc., 6.625%, 5/15/55	500,000	509,578
Florida Power & Light Co., 5.05%, 4/1/28	1,850,000	1,868,601
	Par Value	Value
CORPORATE BONDS — (Continued)
Utilities — (Continued)
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	$ 500,000	$ 500,931
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,081,043
Southern California Gas Co., 5.05%, 9/1/34	1,000,000	986,811
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	495,121
System Energy Resources, Inc., 6.00%, 4/15/28	1,000,000	1,028,413
		8,449,182
TOTAL CORPORATE BONDS (Cost $153,671,696)		155,552,371
ASSET-BACKED SECURITIES — 8.4%
Fannie Mae Pool, 6.00%, 5/1/53	888,957	896,281
Fannie Mae Pool, 7.00%, 7/1/54	4,375,434	4,550,628
Fannie Mae Pool, 6.00%, 8/1/54	4,061,127	4,084,465
Freddie Mac Pool, 6.50%, 12/1/53	5,371,453	5,495,352
Freddie Mac Pool, 6.00%, 6/1/54	9,038,403	9,090,677
Freddie Mac Pool, 7.00%, 7/1/54	988,179	1,026,391
Ginnie Mae II Pool, 6.50%, 7/20/54	8,316,129	8,466,131
TOTAL ASSET-BACKED SECURITIES (Cost $33,659,181)		33,609,925
	Par Value/ Shares
PREFERREDS — 5.7%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,550,000	1,489,564
Energy — 0.2%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,031,933
Financials — 5.1%
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	740,000	720,239
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,125,000	1,102,352
Citigroup, Inc., 4.00%, 12/10/25	2,400,000	2,341,424
Citigroup, Inc., 7.625%, 11/15/28	1,650,000	1,723,151
Citigroup, Inc., 6.75%, 2/15/30	2,100,000	2,090,969
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	5,375,000	5,327,968

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Morgan Stanley, 6.875%, 4/15/25	$ 39,395	$ 992,360
Northern Trust Corp., 4.60%, 10/1/26	1,550,000	1,521,241
State Street Corp., 5.35%, 3/15/26	20,000	469,800
State Street Corp., 6.70%, 9/15/29	1,000,000	1,024,438
Wells Fargo & Co., 3.90%, 3/15/26	300,000	291,549
Wells Fargo & Co., 6.85%, 9/15/29	2,550,000	2,638,359
		20,243,850
TOTAL PREFERREDS (Cost $22,030,271)		22,765,347
	Number of Shares
EXCHANGE TRADED FUNDS — 4.0%
iShares 0-5 Year TIPS Bond ETF	150,000	15,090,000
SPDR Portfolio High Yield Bond ETF	30,000	704,100
TOTAL EXCHANGE TRADED FUNDS (Cost $15,817,950)		15,794,100
	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.36%(b)	3,407,190	$ 3,407,190

TOTAL SHORT-TERM INVESTMENT (Cost $3,407,190)		3,407,190

TOTAL INVESTMENTS - 99.4% (Cost $394,542,145)		397,276,533
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		2,261,547
NET ASSETS - 100.0%		$399,538,080

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(b)	Rate disclosed is the 7-day yield at December 31, 2024.
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 82.9%
California — 68.4%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$ 1,000,000	$ 1,021,554
Antioch Unified School District GO, Series B, OID, Callable 08/01/25 at 100, 4.00%, 8/1/40, (BAM Insured)	635,000	634,290
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/44, (AGC Insured)	700,000	763,844
Bay Area Toll Authority Revenue, Series F-2, Callable 04/01/32 at 100, 5.00%, 4/1/45	1,150,000	1,252,281
Beaumont Public Improvement Authority Revenue, Series A, Callable 09/01/25 at 103, 5.00%, 9/1/43, (AGM Insured)	1,000,000	1,037,280
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 01/31/25 at 100, 3.00%, 10/1/27	25,000	24,872
Beverly Hills Unified School District GO, CAB, OID, Refunding, Callable 08/01/26 at 68, 0.00%, 8/1/37(a)	580,000	352,775
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	635,941
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(b)	2,965,000	3,104,514
California Community Choice Financing Authority Revenue, Series A-1, Callable 05/01/28 at 100, 4.00%, 5/1/53(b)	500,000	501,902
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(b)	$3,600,000	$ 3,598,687
California Community Choice Financing Authority Revenue, Series F, Callable 08/01/32 at 100, 5.00%, 2/1/55(b)	4,000,000	4,266,102
California Community Choice Financing Authority Revenue, Series G, Callable 01/01/30 at 100, 5.25%, 11/1/54(b)	2,000,000	2,118,884
California Community Choice Financing Authority Revenue , Callable 09/01/27 at 101, 4.00%, 10/1/52(b)	900,000	901,549
California Community Choice Financing Authority Revenue , Series C, Callable 07/01/32 at 100, 5.00%, 8/1/55(b)	4,000,000	4,241,767
California Community Choice Financing Authority Revenue , Series D, Callable 06/01/32 at 100, 5.00%, 2/1/55(b)	2,000,000	2,151,074
California Community Choice Financing Authority Revenue , Series G, Callable 05/01/32 at 100, 5.00%, 11/1/55(b)	2,000,000	2,106,701
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/43	3,230,000	3,357,912
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	72,346
California Educational Facilities Authority Revenue , Series A, Callable 10/01/28 at 100, 5.00%, 10/1/46	5,110,000	5,284,325

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	$ 215,000	$ 225,476
California Health Facilities Financing Authority Revenue, Callable 01/21/25 at 100, 5.00%, 11/15/35	365,000	365,228
California Health Facilities Financing Authority Revenue, Callable 02/01/27 at 100, 5.00%, 2/1/29	40,000	41,688
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,141
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	260,979
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	25,661
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/44	1,030,000	1,107,050
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/45	885,000	958,079
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/49	2,445,000	2,662,435
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	$ 410,000	$ 420,495
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.00%, 11/15/28	15,000	15,851
California Health Facilities Financing Authority Revenue, Series A, Refunding, 4.00%, 10/1/26	65,000	65,535
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 01/31/25 at 100, 4.00%, 10/1/28	100,000	100,029
California Health Facilities Financing Authority Revenue, Series A-2, Callable 11/01/27 at 100, 4.00%, 11/1/44	4,000,000	4,001,003
California Health Facilities Financing Authority Revenue, Series B-1, Callable 02/01/28 at 102, 5.00%, 11/15/61(b)	800,000	858,485
California Health Facilities Financing Authority Revenue , Callable 11/15/27 at 100, 5.00%, 11/15/56	3,000,000	3,075,420
California Health Facilities Financing Authority Revenue , Series A, Refunding, Callable 10/01/26 at 100, 4.00%, 10/1/35	1,195,000	1,178,590
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,171,593

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	$1,905,000	$ 2,004,796
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/49	4,555,000	4,753,413
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	20,738
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/41, (CA MTG Insured)	470,000	516,696
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/44, (CA MTG Insured)	700,000	760,348
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,071,820
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	525,963
California Municipal Finance Authority Revenue, Refunding, Callable 10/01/28 at 100, 5.00%, 10/1/35	1,000,000	1,034,891
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(b)	1,250,000	1,250,040
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Municipal Finance Authority Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/42	$1,000,000	$ 1,029,630
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 04/01/25 at 100, 4.00%, 10/1/40	1,125,000	1,118,432
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	1,840,000	1,897,013
California Public Finance Authority Revenue, Series A, Callable 07/15/32 at 100, 5.00%, 7/15/46	3,000,000	3,244,500
California State GO, Refunding, Callable 08/01/25 at 100, 5.00%, 8/1/45	500,000	502,642
California State GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/35	1,000,000	1,005,498
California State GO, Series CV, Callable 12/01/33 at 100, 3.80%, 12/1/43	2,775,000	2,610,569
California State Public Works Board Revenue, Callable 10/01/26 at 100, 4.00%, 10/1/28	530,000	537,822
California State University Revenue, Series A, Refunding, Callable 11/01/25 at 100, 5.00%, 11/1/47	1,000,000	1,009,915
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	1,900,000	1,998,938
California State University Revenue , Series A, Refunding, Callable 11/01/25 at 100, 5.00%, 11/1/43	1,000,000	1,010,846

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	$ 300,000	$ 311,805
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	104,291
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	160,000	166,349
California Statewide Communities Development Authority Revenue, Series A, 5.00%, 4/1/28	20,000	21,092
California Statewide Communities Development Authority Revenue, Series A, OID, Refunding, Callable 03/01/26 at 100, 4.125%, 3/1/34	1,015,000	1,008,837
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	591,963
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	152,533
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/30	150,000	164,688
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/35	50,000	52,977
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/39	100,000	106,048
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/44	575,000	601,617
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Coachella Valley Unified School District, OID, Refunding, Callable 01/21/25 at 100, 3.50%, 9/1/28, (BAM Insured)	$ 50,000	$ 50,009
Coachella Valley Unified School District GO, OID, Refunding, Callable 01/21/25 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,002
Colusa Unified School District GO, Callable 05/01/25 at 100, 4.00%, 5/1/34, (AGM Insured)	510,000	510,245
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	142,201
Concord, OID, Refunding, Callable 04/01/31 at 100, 2.00%, 4/1/38	920,000	702,659
Cupertino Union School District GO, Refunding, Callable 08/01/26 at 100, 3.25%, 8/1/33	545,000	540,921
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	37,122
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	107,439
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	196,426
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	425,000	448,471
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	46,190

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
East Side Union High School District GO, Series B, Refunding, 5.25%, 2/1/26, (NATL Insured)	$ 125,000	$ 125,949
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.00%, 7/1/35	250,000	252,471
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,150,000	1,142,546
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AGM Insured)	1,175,000	1,204,244
Folsom Cordova Unified School District GO, Series D, Callable 10/01/26 at 100, 4.00%, 10/1/44, (AGM Insured)	550,000	546,564
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	2,325,000	2,311,425
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series B, Callable 10/01/26 at 100, 4.25%, 10/1/41	1,500,000	1,502,211
Fontana Unified School District GO, Series A, OID, 0.00%, 8/1/29, (AGM Insured)(a)	2,500,000	2,142,623
Fremont Unified School District/Alameda County GO, Series B, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,875,000	1,874,934
Fresno County Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 3.00%, 4/1/29	375,000	371,565
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	$1,485,000	$ 1,476,746
Glendale Unified School District GO, Series B, CAB, OID, Refunding, Callable 09/01/25 at 70, 0.00%, 9/1/33(a)	800,000	543,661
Grossmont Healthcare District GO, Series D, Refunding, Callable 07/15/25 at 100, 4.00%, 7/15/40	1,500,000	1,476,541
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,027,302
Hayward Unified School District GO, Refunding, Callable 08/01/28 at 100, 4.00%, 8/1/43, (BAM Insured)	1,000,000	1,000,932
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AGM Insured)	900,000	985,491
Independent Cities Finance Authority Revenue , Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/48	925,000	954,746
Indian Wells Redevelopment Agency Successor Agency, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/28, (NATL Insured)	20,000	20,649
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	1,505,000	1,534,509
Irvine Facilities Financing Authority, Series A, Callable 09/01/33 at 100, 5.00%, 9/1/48, (BAM Insured)	1,730,000	1,885,180
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	2,275,000	2,322,238

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Irvine Ranch Water District Water Service Corp., Callable 08/01/26 at 100, 5.25%, 2/1/46	$2,000,000	$ 2,047,501
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	95,931
Lancaster Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 5/1/54, (BAM Insured)	3,000,000	3,225,094
Live Oak Elementary School District/Santa Cruz County GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/44, (BAM Insured)	340,000	368,743
Local Public Schools Funding Authority School Improvement District No 2016-1 GO, Series A, Callable 08/01/27 at 100, 4.00%, 8/1/42, (BAM Insured)	770,000	771,320
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.00%, 8/1/40	995,000	997,150
Long Beach Unified School District GO, Series E, Callable 08/01/26 at 100, 4.00%, 8/1/44, (BAM-TCRS Insured)	875,000	875,696
Los Angeles County Facilities, Inc. Revenue , Series A, Unrefunded portion, Callable 12/01/28 at 100, 5.00%, 12/1/51	4,000,000	4,164,420
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Callable 07/01/28 at 100, 5.00%, 7/1/44	825,000	867,909
Los Angeles County Public Works Financing Authority Revenue, Series A, Callable 12/01/30 at 100, 5.00%, 12/1/45	500,000	536,032
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles County Public Works Financing Authority Revenue, Series D, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/32	$ 150,000	$ 152,497
Los Angeles County Public Works Financing Authority Revenue, Series H, Refunding, Callable 12/01/34 at 100, 5.50%, 12/1/53	400,000	455,212
Los Angeles County Revenue, 5.00%, 6/30/25	2,000,000	2,019,784
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 01/31/25 at 100, 3.75%, 9/1/26, (AGM Insured)	15,000	15,008
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,117,733
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	1,024,344
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 7/1/45	600,000	627,279
Los Angeles Department of Water & Power Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/40	1,580,000	1,602,871
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/46	1,755,000	1,775,955

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	$ 250,000	$ 257,096
Los Angeles Housing Authority Revenue, Series A, 3.75%, 4/1/34, (FNMA COLL Insured)	1,250,000	1,242,610
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,079
Los Angeles Housing Authority Revenue, Series C, 3.75%, 4/1/34, (FNMA COLL Insured)	1,775,000	1,764,507
Los Angeles Housing Authority Revenue , Series B, Callable 02/01/28 at 100, 3.25%, 2/1/29(b)	1,000,000	995,889
Los Angeles Solid Waste Resources Revenue, Series A, OID, Callable 01/31/25 at 100, 2.25%, 2/1/25	250,000	249,598
Los Angeles Unified School District GO, Series A, Callable 07/01/25 at 100, 4.00%, 7/1/40	3,000,000	2,999,972
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	1,220,000	1,186,854
Lucia Mar Unified School District GO, Series A, OID, Callable 08/01/27 at 100, 4.00%, 8/1/46	1,500,000	1,493,804
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	535,000	559,211
Marin Healthcare District GO, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,000,000	1,000,204
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Martinez Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/28	$ 20,000	$ 20,365
Moraga Elementary School District GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/49	1,990,000	2,144,116
Napa Valley Unified School District GO, Series C, Callable 08/01/26 at 100, 4.00%, 8/1/44, (AGM Insured)	555,000	551,565
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	755,000	778,056
Oakland Unified School District/Alameda County GO, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/30, (BAM-TCRS Insured)	1,100,000	1,132,739
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AGM Insured)	330,000	251,655
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,041,345
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	196,794
Perris Public Financing Authority, Series B, OID, Refunding, Callable 10/01/25 at 100, 3.75%, 10/1/31	1,620,000	1,608,220
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	327,154

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AGM Insured)	$ 100,000	$ 102,998
Pittsburg Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/34	580,000	582,346
Port of Los Angeles Revenue, Series A-1, AMT, Refunding, 5.00%, 8/1/27	500,000	518,995
Poway Redevelopment Agency Successor Agency, Series A, Refunding, Callable 12/15/25 at 100, 5.00%, 6/15/28	2,190,000	2,227,172
Rancho Santiago Community College District GO, Series C, OID, 0.00%, 9/1/27, (AGM Insured)(a)	2,040,000	1,876,282
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/29	300,000	309,812
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding, Callable 05/15/26 at 100, 4.00%, 5/15/37	960,000	960,056
River Islands Public Financing Authority, Series 1, Refunding, Callable 09/01/29 at 103, 5.00%, 9/1/42, (AGM Insured)	3,370,000	3,642,747
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/37	210,000	211,382
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/38	255,000	256,542
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/39	325,000	326,882
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/43	$1,670,000	$ 1,679,627
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/49	2,000,000	2,010,745
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	517,047
Riverside County Redevelopment Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 4.00%, 10/1/39, (BAM Insured)	1,000,000	1,003,972
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	519,389
Sacramento City Unified School District GO, Series A, Callable 08/01/30 at 100, 5.50%, 8/1/52, (BAM Insured)	2,000,000	2,174,446
Sacramento County Airport System Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/41	500,000	510,639
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/43	650,000	673,037
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	800,000	821,075
San Diego Community Facilities District No 2, Refunding, 4.00%, 9/1/27	535,000	545,472

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	$1,530,000	$ 1,644,977
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	1,170,000	1,236,662
San Diego Public Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/01/28 at 100, 5.00%, 8/1/43	2,655,000	2,778,456
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,075,588
San Diego Unified School District GO, Series K-2, OID, Callable 07/01/27 at 77, 0.00%, 7/1/34(a)	2,750,000	1,930,606
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,785,000	1,799,167
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, AMT, Callable 05/01/26 at 100, 5.00%, 5/1/41	1,100,000	1,107,971
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	6,675,000	6,979,929
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series F, Callable 05/01/29 at 100, 5.00%, 5/1/50	$1,000,000	$ 1,044,168
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/25 at 100, 5.00%, 11/1/35	115,000	115,630
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/01/25 at 100, 4.00%, 10/1/39	1,875,000	1,874,840
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/01/25 at 100, 4.00%, 10/1/40	500,000	499,971
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B, Callable 10/01/25 at 100, 4.00%, 10/1/46	2,650,000	2,638,941
San Francisco City & County Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/36	150,000	152,935
San Jose Unified School District GO, Series C, OID, 0.00%, 8/1/30, (NATL Insured)(a)	2,435,000	2,029,284
San Mateo Joint Powers Financing Authority Revenue, Series A, Callable 07/15/28 at 100, 5.00%, 7/15/43	2,250,000	2,354,962

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sanger Unified School District, Refunding, Callable 06/01/29 at 100, 5.00%, 6/1/45, (AGM Insured)	$1,900,000	$ 1,990,847
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,150,000	1,109,868
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	19,043
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	556,959
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	350,000	380,299
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 01/31/25 at 100, 3.00%, 4/1/26, (AGM Insured)	10,000	9,989
South San Francisco Unified School District GO, Series C, Refunding, Callable 09/01/25 at 100, 4.00%, 9/1/33	2,000,000	2,003,750
Southern California Water Replenishment District Revenue, Refunding, Callable 08/01/25 at 100, 4.00%, 8/1/45	1,725,000	1,714,370
State of California GO, Callable 03/01/30 at 100, 3.00%, 3/1/46, (BAM-TCRS Insured)	280,000	232,825
State of California GO, Callable 04/01/32 at 100, 5.00%, 4/1/47	1,725,000	1,867,017
State of California GO, Callable 08/01/34 at 100, 5.50%, 8/1/54	1,000,000	1,140,489
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
State of California GO, Refunding, Callable 01/31/25 at 100, 4.00%, 11/1/44	$1,000,000	$ 983,021
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,500,000	2,652,798
State of California GO, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	255,168
Stockton Unified School District, Refunding, Callable 02/01/28 at 100, 5.00%, 2/1/35	2,060,000	2,152,482
Stockton Unified School District GO, Series D, OID, 0.00%, 8/1/27, (AGM Insured)(a)	350,000	321,785
Sweetwater Union High School District GO, Refunding, Callable 02/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,496,825
Town of Mammoth Lakes, Callable 06/01/34 at 100, 5.00%, 6/1/44, (BAM Insured)	500,000	544,788
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/29, (AGM Insured)	20,000	20,319
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/43	715,000	748,706
University of California Revenue, Series M, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,620,000	1,675,489
Upland Unified School District GO, Series A, OID, 0.00%, 8/1/30, (AGM Insured)(a)	700,000	582,088

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	$ 785,000	$ 802,813
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	20,000	20,610
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	10,000	10,113
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	795,000	842,052
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	361,556
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(a)	570,000	451,870
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	20,000	20,687
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	25,850
		232,919,798
Connecticut — 2.1%
Connecticut Housing Finance Authority Revenue, Series 1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	646,790
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	650,000	650,945
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	$1,500,000	$ 1,505,473
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	1,800,000	1,801,336
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,499,456
		7,104,000
Illinois — 2.0%
Illinois Finance Authority Revenue, Refunding, Callable 02/03/25 at 100, 3.90%, 3/1/30	5,000,000	4,867,296
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	415,926
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.00%, 2/1/32	380,000	382,084
State of Illinois GO, OID, Callable 01/14/25 at 100, 5.00%, 2/1/39	1,000,000	1,000,505
		6,665,811
Iowa — 0.0%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 01/21/25 at 100, 5.00%, 2/15/32	150,000	150,864
Michigan — 0.4%
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	1,500,000	1,509,456

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Minnesota — 0.0%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	$ 100,000	$ 100,980
Missouri — 0.7%
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,532,038
New Hampshire — 0.3%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	967,742
New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(b)	1,000,000	1,003,547
New York — 0.2%
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	345,669
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(b)	350,000	349,401
		695,070
Ohio — 1.6%
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	1,800,000	1,815,488
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	3,575,000	3,649,959
		5,465,447
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oklahoma — 0.8%
University of Oklahoma/The Revenue, Series C, Callable 07/01/25 at 100, 5.00%, 7/1/38	$2,610,000	$ 2,623,039
Oregon — 0.4%
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(a)	3,000,000	1,342,736
Pennsylvania — 2.0%
Bellefonte Area School District GO, Series A, Refunding, Callable 05/15/32 at 100, 5.00%, 5/15/48, (ST AID WITHHLDG Insured)	2,125,000	2,237,762
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	630,000	643,730
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	2,615,000	2,652,176
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	1,130,000	1,172,258
		6,705,926
South Carolina — 0.4%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,273,601
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	100,000	100,492
		1,374,093

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — 2.0%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	$1,500,000	$ 1,512,347
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,815,000	2,901,186
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	516,032
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(b)	1,750,000	1,928,098
		6,857,663
Washington — 1.3%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	2,315,000	2,318,643
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	2,000,000	2,000,088
		4,318,731
TOTAL MUNICIPAL BONDS (Cost $283,555,153)		282,336,941
U.S. TREASURY OBLIGATIONS — 6.9%
United States Treasury Floating Rate Notes, 4.521%, 1/31/26(b)	13,500,000	13,514,981
United States Treasury Notes, 1.50%, 2/15/25	10,000,000	9,965,272
U.S. TREASURY OBLIGATIONS (Cost $23,481,788)		23,480,253
Par Value/ Shares
PREFERREDS — 5.6%
Consumer Discretionary — 0.2%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	840,883
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	$1,000,000	$ 1,031,933
Financials — 5.1%
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	827,302
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	875,000	857,385
Citigroup, Inc., 4.00%, 12/10/25	1,850,000	1,804,847
Citigroup, Inc., 7.625%, 11/15/28	1,550,000	1,618,717
Citigroup, Inc., 6.75%, 2/15/30	1,900,000	1,891,829
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,300,000	4,262,374
Morgan Stanley, 6.875%, 4/15/25	41,519	1,045,864
Northern Trust Corp., 4.60%, 10/1/26	1,700,000	1,668,458
State Street Corp., 5.35%, 3/15/26	20,000	469,800
Wells Fargo & Co., 3.90%, 3/15/26	350,000	340,140
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,431,429
		17,218,145
TOTAL PREFERREDS (Cost $18,511,945)		19,090,961
	Par Value
CORPORATE BONDS — 2.3%
Communications — 0.1%
Paramount Global, 5.50%, 5/15/33	500,000	466,678
Consumer Discretionary — 0.4%
Leggett & Platt, Inc., 4.40%, 3/15/29	1,500,000	1,404,661
Financials — 1.2%
American Express Co., 5.188%, 11/4/26(b)	1,200,000	1,200,949
Zions Bancorp NA, 3.25%, 10/29/29	1,350,000	1,205,126
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,511,114
		3,917,189
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	377,364

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology — 0.5%
Leidos, Inc., 7.125%, 7/1/32	$1,491,000	$ 1,630,355
TOTAL CORPORATE BONDS (Cost $7,639,628)		7,796,247
	Number of Shares
EXCHANGE TRADED FUNDS — 0.2%
SPDR Portfolio High Yield Bond ETF	30,000	704,100
TOTAL EXCHANGE TRADED FUNDS (Cost $712,200)		704,100
SHORT-TERM INVESTMENT — 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.36%(c)	3,837,615	3,837,615

TOTAL SHORT-TERM INVESTMENT (Cost $3,837,615)		3,837,615

TOTAL INVESTMENTS - 99.0% (Cost $337,738,329)		337,246,117
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		3,425,233
NET ASSETS - 100.0%		$340,671,350

(a)	Zero coupon bond.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(c)	Rate disclosed is the 7-day yield at December 31, 2024.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LP	Limited Partnership
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 78.7%
Alabama — 1.2%
Black Belt Energy Gas District Revenue, Series D, 5.00%, 11/1/26	$1,000,000	$ 1,020,594
Black Belt Energy Gas District Revenue, Series D, Callable 08/01/34 at 100, 5.00%, 3/1/55(a)	1,000,000	1,062,079
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.00%, 9/15/34	850,000	873,545
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/37, (BAM Insured)	360,000	394,412
UAB Medicine Finance Authority Revenue, Series B-2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	513,679
		3,864,309
Arizona — 0.3%
Graham County Jail District Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	1,000,000	1,003,283
California — 3.8%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	2,000,000	1,999,271
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,071,821
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,000,000	993,519
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	$1,100,000	$ 1,093,577
Merced City School District GO, Callable 08/01/28 at 100, 5.00%, 8/1/48	1,870,000	1,942,133
Natomas Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/43, (AGM Insured)	950,000	787,506
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,144,373
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	2,000,000	2,091,364
Turlock Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/42	1,000,000	852,122
		11,975,686
Colorado — 2.5%
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AGM Insured)	700,000	711,643
Colorado Health Facilities Authority Revenue, Callable 05/15/28 at 100, 5.00%, 11/15/48	1,580,000	1,615,172
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	875,000	910,809

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	$ 505,000	$ 519,237
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,000,000	3,084,578
Park Creek Metropolitan District Revenue, Series A, Senior Series, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/34	255,000	258,071
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	315,927
Trails at Crowfoot Metropolitan District No 3 GO, Series A, Refunding, Callable 06/01/34 at 100, 5.00%, 12/1/39, (AGC Insured)	520,000	565,754
		7,981,191
Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	500,000	500,727
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	2,460,000	2,468,976
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	2,100,000	2,101,559
		5,071,262
Delaware — 0.2%
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	100,000	99,457
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Delaware — (Continued)
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	$ 305,000	$ 302,671
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	80,000	79,809
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	179,596
		661,533
District of Columbia — 1.4%
District of Columbia GO, Series A, Callable 06/01/25 at 100, 5.00%, 6/1/38	30,000	30,166
District of Columbia GO, Series D, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,400,000	1,439,851
District of Columbia Revenue, Refunding, Callable 01/15/26 at 100, 5.00%, 7/15/40	1,000,000	1,008,093
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	75,000	78,729
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,051,906
		4,608,745

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — 4.9%
Central Florida Expressway Authority Revenue, Senior Series, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/48	$ 575,000	$ 591,514
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,050,873
Escambia County Housing Finance Authority Revenue, 3.80%, 6/1/27(a)	1,500,000	1,501,744
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	450,000	444,172
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	196,613
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	230,336
Florida Housing Finance Corp. Revenue, Series 1, 3.10%, 1/1/29, (GNMA/FNMA/FHLMC Insured)	715,000	695,776
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	410,000	398,210
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.75%, 10/1/28	250,000	239,676
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,018,528
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/53	$ 650,000	$ 662,120
Miami-Dade County Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/25 at 100, 5.00%, 4/1/45	100,000	100,364
Miami-Dade County Revenue, CAB, OID, Refunding, Callable 10/01/26 at 82, 0.00%, 10/1/32, (BAM-TCRS Insured)(b)	4,425,000	3,233,720
Miami-Dade Transit System County Revenue, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/27	145,000	149,211
Osceola Sales Tax Revenue County, Series A, Callable 04/01/25 at 100, 5.00%, 10/1/44	1,125,000	1,126,512
Pasco County Revenue, Callable 03/01/33 at 100, 5.75%, 9/1/54, (AGM Insured)	570,000	629,432
Tampa Bay Water Revenue, Series A, Callable 10/01/34 at 100, 5.25%, 10/1/54	3,000,000	3,297,205
		15,566,006
Hawaii — 0.6%
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,770,000	1,787,686
Illinois — 5.3%
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/41	745,000	750,555

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/29 at 100, 5.00%, 1/1/48	$ 785,000	$ 810,343
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/34 at 100, 5.25%, 1/1/53	1,250,000	1,360,750
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	100,000	101,357
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/52	2,060,000	2,083,545
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AGM Insured)	350,000	364,952
Illinois Finance Authority Revenue, Refunding, Callable 02/03/25 at 100, 3.90%, 3/1/30	2,000,000	1,946,918
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	600,000	623,890
Illinois Housing Development Authority Revenue, Series A, 3.65%, 10/1/32, (GNMA/FNMA/FHLMC Insured)	760,000	753,908
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	500,000	512,478
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Illinois State Toll Highway Authority Revenue, Series B, Callable 01/01/26 at 100, 5.00%, 1/1/40	$1,500,000	$ 1,511,738
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	606,979
Macon County School District No 61 Decatur GO, 4.00%, 12/1/28, (AGM Insured)	600,000	614,707
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	830,000	831,628
State of Illinois GO, OID, Callable 01/01/26 at 100, 3.75%, 1/1/34, (AGM Insured)	1,075,000	1,065,166
State of Illinois GO, OID, Callable 01/14/25 at 100, 5.00%, 2/1/39	1,000,000	1,000,505
State of Illinois GO, Series A, Callable 03/01/31 at 100, 4.00%, 3/1/38	1,000,000	987,856
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	880,150
		16,807,425
Indiana — 0.7%
Attica Multi-School Building Corp. Revenue, 5.00%, 7/15/28, (ST INTERCEPT Insured)	150,000	159,167
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.00%, 2/1/31	305,000	307,484
Indiana Housing & Community Development Authority Revenue, Series 1, Callable 01/01/33 at 100, 3.65%, 7/1/34, (GNMA/FNMA/FHLMC Insured)	465,000	451,078

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indiana Municipal Power Agency Revenue, Series A, Refunding, Callable 01/31/25 at 100, 5.00%, 1/1/32	$ 50,000	$ 50,166
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	508,566
Sunman-Dearborn High School Building Corp. Revenue, Callable 07/15/33 at 100, 5.00%, 1/15/44, (ST INTERCEPT Insured)	600,000	637,405
		2,113,866
Iowa — 0.6%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	216,662
Iowa Finance Authority Revenue, Series C, Refunding, Callable 01/21/25 at 100, 5.00%, 2/15/32	500,000	502,881
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,295,000	1,315,504
		2,035,047
Kansas — 1.3%
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/43, (AGM Insured)	380,000	398,995
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/44, (AGM Insured)	800,000	837,964
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Kansas — (Continued)
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/33	$ 500,000	$ 503,788
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/45	2,500,000	2,509,643
		4,250,390
Kentucky — 0.0%
Kentucky Association of Counties Revenue, Series C, 5.00%, 2/1/28	110,000	115,462
Louisiana — 0.6%
Shreveport Water & Sewer Revenue, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/35, (AGM Insured)	815,000	825,033
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, Refunding, Callable 11/01/27 at 100, 5.00%, 5/1/45	1,000,000	1,027,300
		1,852,333
Maine — 0.2%
Portland General Airport Revenue, Refunding, 5.00%, 7/1/27	150,000	156,287
Portland General Airport Revenue, Refunding, 5.00%, 7/1/28	330,000	349,073
		505,360
Maryland — 1.3%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	2,650,000	2,695,357
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	1,375,000	1,399,062
		4,094,419

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Massachusetts — 0.8%
Commonwealth of Massachusetts GO, Series C, Callable 05/01/29 at 100, 5.00%, 5/1/47	$1,375,000	$ 1,431,108
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,000,000	1,018,360
		2,449,468
Michigan — 2.2%
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	710,000	721,469
Lansing Board of Water & Light Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	500,000	522,703
Michigan Finance Authority Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/37	2,000,000	2,040,621
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	104,817
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	2,000,000	2,012,607
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,017,297
Wayne County Airport Authority Revenue, Series D, Callable 12/01/25 at 100, 5.00%, 12/1/45	500,000	503,245
		6,922,759
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Minnesota — 0.8%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	$ 150,000	$ 134,897
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	100,979
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,562,693
Moorhead Public Utility Revenue, Series A, Callable 11/01/33 at 100, 4.00%, 11/1/40	660,000	670,026
		2,468,595
Mississippi — 1.1%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	1,000,000	1,014,169
Mississippi Home Corp. Revenue, Series C, 3.95%, 12/1/31, (GNMA/FNMA/FHLMC Insured)	815,000	828,018
Mississippi Home Corp. Revenue, Series C, 4.00%, 6/1/32, (GNMA/FNMA/FHLMC Insured)	350,000	352,767
Mississippi Home Corp. Revenue, Series C, 4.00%, 12/1/32, (GNMA/FNMA/FHLMC Insured)	500,000	503,481
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/15/25 at 100, 5.00%, 10/15/34	915,000	921,944
		3,620,379

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Missouri — 2.0%
Health & Educational Facilities Authority of the State of Missouri Revenue, Callable 01/21/25 at 100, 4.50%, 1/1/39	$2,000,000	$ 1,969,318
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	40,000	40,458
Missouri Joint Municipal Electric Utility Commission Revenue, Refunding, 5.00%, 12/1/26	15,000	15,515
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/37	100,000	100,431
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,532,038
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	1,000,000	886,744
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	505,000	432,657
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AGM Insured)	555,000	536,853
		6,514,014
Nebraska — 2.0%
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	1,000,000	1,051,861
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Nebraska — (Continued)
Nebraska Public Power District Revenue, Series D, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/46	$2,470,000	$ 2,492,111
Otoe County School District No 501 GO, Callable 06/26/29 at 100, 5.00%, 12/15/42	700,000	731,471
York School District GO, Callable 12/23/29 at 100, 5.00%, 12/15/50	2,115,000	2,185,359
		6,460,802
Nevada — 1.7%
Clark County Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	40,000	40,282
Las Vegas Convention & Visitors Authority Revenue, Series B, Callable 07/01/32 at 100, 5.25%, 7/1/49	4,435,000	4,752,563
Nevada Housing Division Revenue, Series E, Senior Series, Callable 10/01/33 at 100, 7.50%, 4/1/49, (GNMA/FNMA/FHLMC Insured)	500,000	621,631
		5,414,476
New Hampshire — 1.9%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	967,742
New Hampshire Housing Finance Authority Revenue, Series 1, Callable 01/31/25 at 100, 2.95%, 10/1/25, (FHA 542c Insured)	5,000,000	4,972,672
		5,940,414

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New Jersey — 0.1%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/32, (BAM ST AID WITHHLDG Insured)	$ 250,000	$ 258,818
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AGM Insured)	190,000	201,047
		459,865
New Mexico — 0.5%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 02/01/25 at 101, 5.00%, 11/1/39(a)	1,565,000	1,570,551
New York — 6.3%
Hudson Yards Infrastructure Corp. Revenue, Series A, Refunding, Callable 02/15/27 at 100, 5.00%, 2/15/42	2,730,000	2,794,895
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,015,016
Metropolitan Transportation Authority Revenue, Series 1, Refunding, 5.00%, 11/15/25	15,000	15,230
Metropolitan Transportation Authority Revenue, Series C-1, Refunding, 5.00%, 11/15/26	85,000	87,833
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	149,743
New York City Transitional Finance Authority Building Aid Revenue, Series S, Callable 07/15/25 at 100, 5.00%, 7/15/40, (ST AID WITHHLDG Insured)	2,000,000	2,012,535
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Callable 02/03/25 at 100, 5.00%, 2/1/41	$ 105,000	$ 105,106
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-S, Callable 11/01/30 at 100, 4.00%, 11/1/45	1,000,000	976,503
New York Convention Center Development Corp. Revenue, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/40	2,500,000	2,510,510
New York GO, Series 1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	102,727
New York State Dormitory Authority Revenue, Series 1, 5.50%, 7/1/31, (AMBAC Insured)	2,500,000	2,744,272
New York State Dormitory Authority Revenue, Series A, Callable 09/15/26 at 100, 5.00%, 3/15/36	375,000	383,375
New York State Dormitory Authority Revenue, Series A, Refunding, Callable 03/15/32 at 100, 5.00%, 3/15/46	2,140,000	2,276,972
New York State Dormitory Authority Revenue, Series B, Unrefunded portion, Callable 02/15/25 at 100, 5.00%, 2/15/37	1,000,000	1,002,200
New York State Thruway Authority Revenue, Series A, Junior Series, Callable 01/01/26 at 100, 5.00%, 1/1/41	1,920,000	1,940,934
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/42	2,000,000	2,062,984
		20,180,835

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
North Dakota — 0.2%
North Dakota Housing Finance Agency Revenue, Series A, Callable 07/01/33 at 100, 3.875%, 7/1/35	$ 730,000	$ 718,383
Ohio — 3.3%
American Municipal Power, Inc. Revenue, Series A, Refunding, Callable 02/15/26 at 100, 5.00%, 2/15/46	750,000	756,714
Greene County GO, Refunding, Callable 12/01/25 at 100, 1.25%, 12/1/31	1,245,000	997,356
Louisville City School District GO, Refunding, 1.00%, 12/1/25, (SD CRED PROG Insured)	25,000	24,251
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	2,000,000	2,017,209
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	4,750,000	4,849,595
Whitehall City School District GO, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	665,000	650,268
Whitehall City School District GO, Series A, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	705,000	689,382
Whitehall City School District GO, Series B, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	576,929
		10,561,704
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oklahoma — 0.9%
Cleveland County Educational Facilities Authority Revenue, OID, 2.00%, 9/1/25	$ 20,000	$ 19,741
University of Oklahoma/The Revenue, Series C, Callable 07/01/25 at 100, 5.00%, 7/1/38	2,800,000	2,813,988
		2,833,729
Oregon — 1.4%
Aurora GO, Callable 06/01/34 at 100, 5.25%, 6/1/45, (BAM Insured)	500,000	543,124
Josephine County School District No 7 GO, Series 7, Refunding, Callable 06/01/28 at 100, 4.00%, 6/1/40, (BAM Insured)	880,000	884,336
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 0.00%, 6/15/41, (SCH BD GTY Insured)	200,000	209,894
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 0.00%, 6/15/42, (SCH BD GTY Insured)	200,000	208,261
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	2,485,000	1,112,232
Woodburn Rural Fire Protection District GO, Callable 06/15/34 at 100, 5.25%, 6/15/44, (BAM Insured)	1,340,000	1,457,988
		4,415,835
Pennsylvania — 4.5%
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	815,000	849,179

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Allentown GO, Series A, OID, Callable 01/31/25 at 100, 3.125%, 10/1/27, (BAM Insured)	$ 5,000	$ 4,978
Commonwealth of Pennsylvania, Series A, Refunding, Callable 01/30/28 at 100, 5.00%, 7/1/43	2,000,000	2,061,605
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	700,000	698,389
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (AGM ST AID WITHHLDG Insured)	230,000	249,224
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (AGM ST AID WITHHLDG Insured)	255,000	274,853
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (AGM ST AID WITHHLDG Insured)	100,000	107,668
Lancaster County Hospital Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/41	500,000	522,695
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.00%, 11/1/25	150,000	149,758
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AGM Insured)	1,000,000	1,072,109
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	544,973
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	$ 500,000	$ 510,897
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	500,000	507,108
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	103,864
Philadelphia Gas Works Co. Revenue, Series A, Refunding, Callable 08/01/34 at 100, 5.25%, 8/1/54, (AGC Insured)	2,165,000	2,364,432
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	2,500,000	2,593,491
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.00%, 5/1/31	615,000	634,390
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM ST AID WITHHLDG Insured)	1,000,000	1,031,402
		14,281,015
South Carolina — 1.1%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,273,601
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/28	705,000	708,469

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
South Carolina — (Continued)
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	$1,000,000	$ 1,016,477
South Carolina Public Service Authority Revenue, Series E, 5.00%, 12/1/27	125,000	131,490
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.00%, 10/1/26	355,000	342,545
		3,472,582
South Dakota — 0.5%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.00%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	439,027
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.05%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	242,002
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.10%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	241,880
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.20%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	242,440
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.30%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	487,171
		1,652,520
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Tennessee — 3.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	$ 490,000	$ 498,496
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Refunding, Callable 10/01/34 at 100, 5.00%, 10/1/54	3,100,000	3,347,703
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,100,000	1,129,099
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Revenue, Series B, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/46	3,695,000	3,782,986
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/44	2,215,000	2,324,913
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,034,878
Putnam County GO, OID, Refunding, Callable 04/01/25 at 100, 2.00%, 4/1/26	100,000	97,804
		12,215,879
Texas — 8.6%
Austin Electric Utility Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/45	1,000,000	1,007,521

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	$1,095,000	$ 1,118,026
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,050,636
Block House Municipal Utility District GO, Refunding, Callable 01/31/25 at 100, 3.00%, 4/1/25, (BAM Insured)	25,000	24,939
Central Texas Regional Mobility Authority Revenue, Series D, Senior Series, Refunding, 5.00%, 1/1/28	550,000	575,523
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.00%, 6/1/41	2,135,000	2,270,751
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.50%, 6/1/55	955,000	1,014,971
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AGM Insured)	600,000	610,064
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	102,194
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,016,463
Fort Bend County Levee Improvement District No 19 GO, OID, Callable 01/31/25 at 100, 3.50%, 9/1/34, (AGM Insured)	530,000	503,026
Harris County Improvement District No 18 GO, OID, Refunding, Callable 01/31/25 at 100, 3.00%, 9/1/25, (AGM Insured)	10,000	9,947
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AGM Insured)	$ 100,000	$ 80,612
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	3,000,000	3,091,850
Kaufman County Municipal Utility District No 14 GO, Callable 03/01/25 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	37,609
Lower Colorado River Authority Revenue, OID, Refunding, Callable 05/15/25 at 100, 3.00%, 5/15/26	75,000	74,466
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	105,002
McCamey Independent School District GO, Callable 02/15/28 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	250,000	256,398
North Texas Tollway Authority Revenue, Series A, Refunding, Callable 01/01/25 at 100, 5.00%, 1/1/35	40,000	40,000
Parker County GO, Callable 02/15/27 at 100, 5.00%, 2/15/42	5,500,000	5,611,158
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 02/15/25 at 100, 3.00%, 2/15/27	25,000	24,880
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	2,000,000	2,002,545

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
San Antonio Electric & Gas Systems Revenue, Refunding, Callable 08/01/26 at 100, 4.00%, 2/1/34	$1,000,000	$ 1,004,059
San Antonio Water System Revenue, Series A, Junior Series, Refunding, 2.00%, 5/15/25	40,000	39,709
Sanger GO, Callable 05/15/26 at 100, 4.00%, 5/15/37, (BAM Insured)	1,000,000	988,527
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AGM Insured)	205,000	214,243
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	516,032
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,928,098
		27,319,249
Utah — 1.6%
Jordan Valley Water Conservancy District Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/49	1,000,000	1,032,077
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,084,431
		5,116,508
Vermont — 0.1%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	470,000	483,132
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — 3.4%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	$2,500,000	$ 2,503,934
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	1,200,000	1,232,212
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	3,000,000	3,000,132
Pacific County Public Healthcare Services District No 3 GO, Callable 12/01/33 at 100, 5.25%, 12/1/44	1,130,000	1,215,471
Spokane Public Facilities District Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/41	1,600,000	1,626,859
State of Washington GO, Series 1, Callable 08/01/25 at 100, 5.00%, 8/1/39	100,000	100,688
Tacoma Electric System Revenue, Series A, Refunding, Callable 01/21/25 at 100, 4.00%, 1/1/42	1,000,000	978,299
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.00%, 8/15/35	210,000	210,808
		10,868,403
Wisconsin — 2.1%
Kenosha County GO, Series C, 2.00%, 8/1/25	95,000	93,956
Mauston School District GO, Refunding, Callable 03/01/28 at 100, 1.70%, 3/1/35, (AGM Insured)	505,000	385,516
Milwaukee GO, Series 4, Refunding, 5.00%, 4/1/28	390,000	409,084

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Milwaukee Sewerage System Revenue, Series S-5, Refunding, Callable 01/31/25 at 100, 4.00%, 6/1/29	$ 330,000	$ 330,110
Public Finance Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 6/1/31	1,000,000	1,003,446
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	664,561
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	2,000,000	2,033,259
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 3.625%, 11/1/29	820,000	808,665
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 4.00%, 11/1/34	555,000	551,209
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	264,798
		6,544,604
Wyoming — 1.3%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	1,300,000	1,271,835
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wyoming — (Continued)
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.05%, 12/1/28	$1,430,000	$ 1,398,114
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.10%, 6/1/29	1,495,000	1,450,608
		4,120,557
TOTAL MUNICIPAL BONDS (Cost $251,518,018)		250,900,261
	Par Value/ Shares
PREFERREDS — 6.9%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,175,000	1,129,185
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,031,933
Financials — 6.2%
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	1,410,000	1,372,348
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	700,000	685,908
Citigroup, Inc., 4.00%, 12/10/25	2,725,000	2,658,492
Citigroup, Inc., 7.625%, 11/15/28	1,750,000	1,827,584
Citigroup, Inc., 6.75%, 2/15/30	1,500,000	1,493,549
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,325,000	4,287,156
Morgan Stanley, 6.875%, 4/15/25	64,395	1,622,110
Northern Trust Corp., 4.60%, 10/1/26	2,620,000	2,571,388
State Street Corp., 5.35%, 3/15/26	25,000	587,250
Wells Fargo & Co., 3.90%, 3/15/26	350,000	340,140
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,431,429
		19,877,354
TOTAL PREFERREDS (Cost $21,288,706)		22,038,472

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 4.9%
Communications — 0.3%
Paramount Global, 5.50%, 5/15/33	$1,000,000	$ 933,356
Consumer Discretionary — 0.9%
Leggett & Platt, Inc., 4.40%, 3/15/29	1,500,000	1,404,660
VF Corp., 6.00%, 10/15/33	1,500,000	1,442,713
		2,847,373
Financials — 1.5%
American Express Co., 5.188%, 11/4/26(a)	1,600,000	1,601,266
Zions Bancorp NA, 3.25%, 10/29/29	1,865,000	1,664,859
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,511,114
		4,777,239
Industrials — 1.0%
Boeing Co. (The), 3.25%, 2/1/35	4,205,000	3,357,559
Materials — 0.3%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	833,593
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	377,364
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	116,604
		493,968
Technology — 0.8%
Leidos, Inc., 7.125%, 7/1/32	2,250,000	2,460,294
TOTAL CORPORATE BONDS (Cost $15,372,206)		15,703,382
U.S. TREASURY OBLIGATIONS — 3.5%
United States Treasury Floating Rate Notes, 4.521%, 1/31/26(a)	9,000,000	9,009,987
United States Treasury Notes, 1.50%, 2/15/25	2,000,000	1,993,054
U.S. TREASURY OBLIGATIONS (Cost $11,005,139)		11,003,041
ASSET-BACKED SECURITIES — 2.8%
Fannie Mae Pool, 6.00%, 5/1/53	1,312,270	1,323,082
	Par Value	Value
ASSET-BACKED SECURITIES — (Continued)
Freddie Mac Pool, 7.00%, 7/1/54	$1,458,740	$ 1,515,148
Ginnie Mae II Pool, 6.50%, 7/20/54	5,904,944	6,011,454
TOTAL ASSET-BACKED SECURITIES (Cost $8,887,234)		8,849,684
	Number of Shares
EXCHANGE TRADED FUNDS — 0.2%
SPDR Portfolio High Yield Bond ETF	30,000	704,100
TOTAL EXCHANGE TRADED FUNDS (Cost $712,200)		704,100
SHORT-TERM INVESTMENT — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.36%(c)	1,420,281	1,420,281

TOTAL SHORT-TERM INVESTMENT (Cost $1,420,281)		1,420,281

TOTAL INVESTMENTS - 97.5% (Cost $310,203,784)		310,619,221
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		8,021,060
NET ASSETS - 100.0%		$318,640,281

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(b)	Zero coupon bond.
(c)	Rate disclosed is the 7-day yield at December 31, 2024.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
ETF	Exchange-Traded Fund
FHA 542c	Federal Housing Administration Section 542c
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
PLC	Public Limited Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments
December 31, 2024
(Unaudited)
A. Portfolio Valuation:
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2024
(Unaudited)
on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of December 31, 2024, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 12/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
U.S. Treasury Obligations	$166,147,600	$—	$166,147,600	$—
Corporate Bonds	155,552,371	—	155,552,371	—
Asset-Backed Securities	33,609,925	—	33,609,925	—
Preferreds
Consumer Discretionary	1,489,564	—	1,489,564	—
Energy	1,031,933	—	1,031,933	—
Financials	20,243,850	1,462,160	18,781,690	—
Exchange Traded Funds	15,794,100	15,794,100	—	—
Short-Term Investment	3,407,190	3,407,190	—	—
Total Assets	$397,276,533	$20,663,450	$376,613,083	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$282,336,941	$—	$282,336,941	$—
U.S. Treasury Obligations	23,480,253	—	23,480,253	—
Preferreds
Consumer Discretionary	840,883	—	840,883	—
Energy	1,031,933	—	1,031,933	—
Financials	17,218,145	1,515,664	15,702,481	—
Corporate Bonds	7,796,247	—	7,796,247	—
Exchange Traded Funds	704,100	704,100	—	—
Short-Term Investment	3,837,615	3,837,615	—	—
Total Assets	$337,246,117	$6,057,379	$331,188,738	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$250,900,261	$—	$250,900,261	$—
Preferreds
Consumer Discretionary	1,129,185	—	1,129,185	—
Energy	1,031,933	—	1,031,933	—
Financials	19,877,354	2,209,360	17,667,994	—

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2024
(Unaudited)
Funds	Total Value at 12/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds	$15,703,382	$—	$15,703,382	$—
U.S. Treasury Obligations	11,003,041	—	11,003,041	—
Asset-Backed Securities	8,849,684	—	8,849,684	—
Exchange Traded Funds	704,100	704,100	—	—
Short-Term Investment	1,420,281	1,420,281	—	—
Total Assets	$310,619,221	$4,333,741	$306,285,480	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended December 31, 2024, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.